Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

On January 2, 2019, H. Chris Sarner began her employment with the Company as our Vice President Regulatory Affairs and Quality Assurances and entered into an employment agreement with the Company which provides for an annual base salary of $225,000 as well as standard employee insurance and other benefits. Pursuant to this agreement, Ms. Sarner is eligible for annual salary increases at the sole discretion of our Chief Executive Officer. Per her employment agreement, Ms. Sarner was granted stock options for the right to purchase 150,000 shares at an exercise price of $1.59, equal to the closing price of our common stock on February 7, 2019, the date that the Board approved the option grant. The options vest quarterly, over a 3 year period, with a 1 year cliff. The stock options were granted in accordance with our Amended and Restated 2016 Omnibus Incentive Plan. Ms. Sarner’s employment with the Company is “at-will”, and may be terminated at any time, with or without cause and with or without notice by either Ms. Sarner or the Company.

On January 3, 2019, the Company entered into an Agreement (“Alere Agreement”) with Alere Financial Partners, a division of Cova Capital Partners LLC (“Alere”) for Alere to provide capital markets advisory services. The Alere Agreement is on a month to month basis that can be cancelled by either party with thirty (30) days advance notice. The Company will pay a monthly fee of $7,500 and will issue 35,000 warrants to Alere with a strike price of $1.59, equal to the closing price of the Company’s common stock on February 7, 2019, the date of approval by the Company’s board of directors. The warrants shall vest equally monthly over a 12 month period provided that the Alere Agreement remains in effect.

On January 7, 2019, Dr. Peter Pappas agreed to join the Company’s Medical Advisory Board for a term of two years. As compensation, Dr Pappas will receive twenty thousand (20,000) options to purchase shares of the Company’s common stock at a price equal to the closing share price for the Company’s common stock on the day that the Company’s board of directors approves the grant. The options will vest monthly in twenty-four (24) equal installments for each month that he remains a member of the Company’s Medical Advisory Board.

On January 18, 2019, the Superior Court granted to ATSCO, Inc., who had filed a complaint with the Superior Court on September 25, 2018 (see Note 11 to the Financial Statements – Commitments and Contingencies under Litigations Claims and Assessments), a Right to Attach Order and Order for Issuance of Writ of Attachment in the amount of $810,055, which the Company plans on appealing. The attachment order is not a binding ruling on the merits of the case and the Company plans on filing a Cross-Complaint for abuse of process and excessive and wrongful attachment as $173,400 of the claim is to a wholly separate company, and over $500,000 of the claim is attributable to invoices sent without delivery of any tissue.

On February 7, 2019, the Company entered into an Agreement (“MZ Agreement”) with MZHCI, LLC a MZ Group Company (“MZ” for MZ to provide investor relations advisory services. The MZ Agreement is for a term of twelve (12) months, that can be cancelled by either party at the end of six (6) months with thirty (30) day notice. After the full twelve (12) month term, the MZ Agreement will automatically renew every (6) months thereafter unless either party to the other delivers written notice of termination at least thirty (30) days notice prior to the end of the then current MZ Agreement. MZ will receive compensation of $8,000 per month and eight-five thousand (85,000) restricted shares that vest quarterly over a year, with a 6 month cliff, that either party can terminate the agreement after 6 months but if the agreement is terminated by MZ at the end of six months, MZ forfeits the restricted shares.

On February 7, 2019, the Company’s board of directors approved the grant of 30,000 stock options to H. Jorge Ulloa as compensation for services provided as the Company’s Primary Investigator for the first-in-human trials of our VenoValve in Colombia in the first quarter 2019. The stock options were granted at an exercise price of $1.59, equal to the closing price of our common stock on February 7, 2019, the date that the Board approved the option grant. The options vest monthly, over a one (1) year period.

On March 12, 2019, the Company raised $2,714,000 in gross proceeds a private placement offering of its common stock to certain accredited investors (the “Offering”). The Company sold an aggregate of 2,360,051 shares of common stock in the Offering for a purchase price of $1.15 per share pursuant to a share purchase agreement between the Company and each of the investors in the offering (the “Purchase Agreement”). Pursuant to the terms of the Purchase Agreement, the Company has agreed to file a registration statement with the Securities and Exchange Commission for the resale of the purchasers’ shares on or before March 31, 2019 and to use commercially reasonable efforts to have the registration statement declared effective within ninety days of the filing date. The Purchase Agreement also contains customary representations, warranties and agreements. The Company engaged Network 1 Financial Securities, Inc., a FINRA-member (the “Placement Agent”), to act as exclusive placement agent for the Offering. The Placement Agent is entitled to a warrant to purchase 188,804 shares of the Company’s common stock. Such warrant will be exercisable for a period of five years from the date of issuance and will have an exercise price of $1.50. The Company received $2,326,176 in net proceeds after giving effect to estimated offering fees and expenses of $387,824. For illustration purposes, attached as Exhibit 99.1 of this report are the unaudited cash and stockholders’ equity balances that the Company believes are as of March 12, 2019.